CONTRACTUAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Contractual Commitments [Abstract]
Disclosure of maturity analysis for lease liabilities
The following table summarizes the partnership’s undiscounted maturity schedule for lease obligations as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Lease obligations
Less than 1 year	$307	$368
1 to 5 years	841	920
5+ years	696	843
Total	$1,844	$2,131
The following table presents the undiscounted contractual earnings receivable of the partnership’s leases by expected period of receipt as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Lease earnings receivable
Less than 1 year	$683	$877
2 to 5 years	1,344	1,110
5+ years	217	332
Total	$2,244	$2,319